Income Taxes (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal
State and local			228,972
Total current provision			228,972
Deferred:
Federal
State and local
Total deferred provision
Total provision	$ (13,636)	$ 1,864	$ 228,972